Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense	$ 2.1	$ 3.5
Other share-based arrangements, expense	0.3	1.9
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	1.3	0.8
Deferred cash awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 0.5	$ 0.8